ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 9) $ in Millions, in Millions	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 CLF ( )
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 709,365		$ 7,326,372
Subordinated Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	773,192		759,665
Subordinated Bonds [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 3		$ 4
Subordinated Bonds [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments |		773,189		759,661